Loans, Borrowings and Bank Overdrafts - Summary of Changes in Financing Liabilities Arising from Cash and Non-cash Changes (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	₨ 174,647	₨ 175,926
Cash flow	(20,117)	(17,587)
Non cash changes, Additions to lease liabilities	8,438	9,021
Non cash changes, Effective interest rate adjustment	112	108
Non cash changes, foreign exchange movements	1,567	7,179
Liabilities arising from financing activities at end of period	164,647	174,647
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	150,074	151,693
Cash flow	(10,057)	(7,876)
Non cash changes, Additions to lease liabilities	0
Non cash changes, Effective interest rate adjustment	112	108
Non cash changes, foreign exchange movements	1,335	6,149
Liabilities arising from financing activities at end of period	141,464	150,074
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	24,573	24,233
Cash flow	(10,060)	(9,711)
Non cash changes, Additions to lease liabilities	8,438	9,021
Non cash changes, Effective interest rate adjustment	0
Non cash changes, foreign exchange movements	232	1,030
Liabilities arising from financing activities at end of period	₨ 23,183	₨ 24,573